Class K [Member] Average Annual Total Returns - Class K	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
Customized Reference Benchmark (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.39%	1.13%	[1]
Class K Shares
Prospectus [Line Items]
Average Annual Return, Percent	2.40%	1.21%	2.67%
Class K Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.31%	1.14%	2.58%
Class K Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.74%	1.52%	2.70%

[1]	The Customized Reference Benchmark commenced in September 2016 and therefore the Customized Reference Benchmark does not have a 10-year return.